ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Accounting Policies [Abstract]
Effective income tax rate	100.00%		100.00%		100.00%		100.00%
Advertising Expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0